N-2	Oct. 31, 2024
Cover [Abstract]
Entity Central Index Key	0001930147
Amendment Flag	false
Document Type	424B1
Entity Registrant Name	SOUND POINT MERIDIAN CAPITAL, INC.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

SUMMARY OF OFFERING

Set forth below is additional information regarding offerings of our securities:

Securities Offered by Us	2,000,000 shares of Series A Preferred Shares. An additional 300,000 shares of Series A Preferred Shares are issuable pursuant to an over-allotment option granted to the underwriters.

Use of Proceeds

We intend to use the net proceeds from the sale of the Series A Preferred Shares to acquire investments in accordance with our investment objectives and strategies described in this prospectus, to make distributions to our stockholders and for general working capital purposes. See “Use of Proceeds.”

Listing

We intend to list the Series A Preferred Shares on the NYSE under the symbol “SPMA.” Trading in Series A Preferred Shares on the NYSE is expected to begin within 30 days after the date of this prospectus. Prior to the expected commencement of trading, the underwriters may, but are not obligated, to make a market in Series A Preferred Shares.

Liquidation Preference	In the event of a liquidation, dissolution or winding up of our affairs, holders of Series A Preferred Shares will be entitled to receive a liquidation distribution equal to the Liquidation Preference of $25 per share, plus an amount equal to accumulated but unpaid dividends, if any, on such shares (whether or not earned or declared, but excluding interest on such dividends) to, but excluding, the date fixed for such redemption.

Dividends

We intend to pay monthly dividends on the Series A Preferred Shares at a fixed annual rate of 8.00% of the Liquidation Preference ($2 per share per year), or the “Dividend Rate.” Our board of directors may determine not to pay, or may be precluded from paying, such dividends if our board of directors believes it is not in the best interest of our stockholders or if we fail to maintain the asset coverage required by the 1940 Act. If we fail to redeem the Series A Preferred Shares as required on the Mandatory Redemption Date or fail to pay any dividend on the payment date for such dividend, the Dividend Rate will increase by 2% per annum until we redeem the Series A Preferred Shares or pay the dividend, as applicable. See “Description of Our Series A Preferred Shares - Dividends - Adjustment to Fixed Dividend Rate - Default Period” in this prospectus. The Dividend Rate will be computed on the basis of a 360-day year consisting of twelve 30-day months.

Cumulative cash dividends on each share of Series A Preferred Shares will be payable monthly, when, as and if declared, or under authority granted, by our board of directors out of funds legally available for such payment. The first period for which dividends on the shares of Series A Preferred Shares offered pursuant to this prospectus will be calculated (each such period, a “Dividend Period”) will commence upon the closing of the offering, or the “Date of Original Issue,” and will end on, but exclude, November 30, 2024. Only holders of Series A Preferred Shares on the record date for a Dividend Period will be entitled to receive dividends and distributions payable with respect to such Dividend Period, and holders of Series A Preferred Shares who sell shares before such a record date and purchasers of Series A Preferred Shares who purchase shares after such a record date should take the effect of the foregoing provisions into account in evaluating the price to be received or paid for such Series A Preferred Shares. See “Description of Our Series A Preferred Shares - Dividends - Dividend Periods” in this prospectus.

Ranking	The Series A Preferred Shares will rank:

	●	senior to our common stock in priority of payment of dividends and as to the distribution of assets upon dissolution, liquidation or the winding-up of our affairs;

	●	equal in priority with all other series of preferred stock we may issue in the future as to priority of payment of dividends and as to distributions of assets upon dissolution, liquidation or the winding-up of our affairs; and

	●	subordinate in right of payment to the holders of our existing and future indebtedness.

Subject to the asset coverage requirements of the 1940 Act, we may issue additional series of preferred stock (or additional Series A Preferred Shares), but we may not issue additional classes of shares that rank senior or junior to the Series A Preferred Shares as to priority of payment of dividends or as to the distribution of assets upon dissolution, liquidation or winding-up of our affairs.

Mandatory Term Redemption

We are required to redeem all outstanding shares of the Series A Preferred Shares on November 30, 2029, or the “Mandatory Redemption Date,” at a redemption price equal to the Liquidation Preference plus an amount equal to accumulated but unpaid dividends, if any, on such shares (whether or not earned or declared, but excluding interest on such dividends) to, but excluding, the Mandatory Redemption Date. See “Description of Our Series A Preferred Shares - Redemption.”

We cannot effect any modification of or repeal our obligation to redeem the Series A Preferred Shares on the Mandatory Redemption Date without the prior unanimous approval of the holders of the Series A Preferred Shares.

Leverage

We may use leverage as and to the extent permitted by the 1940 Act. We are permitted to obtain leverage using any form of financial leverage instruments, including funds borrowed from banks or other financial institutions, margin facilities, notes or preferred stock and leverage attributable to reverse repurchase agreements or similar transactions. See “Prospectus Summary — Financing and Hedging Strategy — Leverage by the Company” in this prospectus. We expect that we will, or that we may need to, raise additional capital in the future to fund our continued growth, and we may do so by drawing on the CIBC Credit Facility, entering into another credit facility, issuing additional preferred stock or debt securities or through other leveraging instruments.

Certain instruments that create leverage are considered to be senior securities under the 1940 Act. With respect to senior securities that are stocks (i.e., shares of preferred stock, including the Series A Preferred Shares), we are required to have an asset coverage of at least 200%, as measured at the time of the issuance of any such shares of preferred stock and calculated as the ratio of our total assets (less all liabilities and indebtedness not represented by senior securities) over the aggregate amount of our outstanding senior securities representing indebtedness plus the aggregate liquidation preference of any outstanding shares of preferred stock.

With respect to senior securities representing indebtedness (i.e., borrowings or deemed borrowings), other than temporary borrowings as defined under the 1940 Act, we are required to have an asset coverage of at least 300%, as measured at the time of borrowing and calculated as the ratio of our total assets (less all liabilities and indebtedness not represented by senior securities) over the aggregate amount of our outstanding senior securities representing indebtedness.

Mandatory Redemption for Asset Coverage

If we fail to maintain asset coverage (as defined in Section 18(h) of the 1940 Act) of at least 200% as of the close of business on the last business day of any calendar quarter and such failure is not cured by the close of business on the date that is 30 calendar days following the filing date of our Annual Report on Form N-CSR, Semiannual Report on Form N-CSRS or Reports on Form N-PORT, as applicable, for that quarter, or the “Asset Coverage Cure Date,” then we will be required to redeem, within 90 calendar days of the Asset Coverage Cure Date, the number of shares of our preferred stock (which at our discretion may include any number or portion of the Series A Preferred Shares), that, when combined with any debt securities redeemed for failure to maintain the asset coverage required by the indenture governing such securities (if applicable), (1) results in us having asset coverage of at least 200%, or (2) if fewer, the maximum number of shares of our preferred stock that can be redeemed out of funds legally available for such redemption. In connection with any redemption for failure to maintain such asset coverage, we may, in our sole option, redeem such additional number of shares of our preferred stock that will result in asset coverage up to and including 285%.

If Series A Preferred Shares are to be redeemed for failure to maintain asset coverage of at least 200%, such shares will be redeemed at a redemption price equal to the Liquidation Preference plus accumulated but unpaid dividends, if any, on such shares (whether or not declared, but excluding interest on accumulated but unpaid dividends, if any) to, but excluding, the date fixed for such redemption. See “Description of Our Series A Preferred Shares — Redemption — Redemption for Failure to Maintain Asset Coverage” in this prospectus.

Optional Redemption	At any time on or after November 30, 2026, we may, in our sole option, redeem the outstanding Series A Preferred Shares in whole or, from time to time, in part, out of funds legally available for such redemption, at the Liquidation Preference plus an amount equal to accumulated but unpaid dividends, if any, on such shares (whether or not earned or declared, but excluding interest on such dividends) to, but excluding, the date fixed for such redemption. See “Description of Our Series A Preferred Shares — Redemption — Optional Redemption” in this prospectus.

Voting Rights

Except as otherwise provided in the Certificate of Designation of 8.00% Series A Preferred Shares Due 2029 (the “Series A Certificate of Designation”) or as otherwise required by law, (1) each holder of Series A Preferred Shares will be entitled to one vote for each share of Series A Preferred Shares held on each matter submitted to a vote of our stockholders and (2) the holders of all outstanding shares of our preferred stock, including the Series A Preferred Shares, and shares of our common stock will vote together as a single class; provided that holders of shares of our preferred stock (including the Series A Preferred Shares), voting separately as a class, will be entitled to elect two (2) of our directors, or the “Preferred Directors,” and, if we fail to pay dividends on any outstanding shares of our preferred stock, including the Series A Preferred Shares, in an amount equal to two (2) full years of dividends, and continuing until such failure is cured, will be entitled to elect a majority of our directors. One of the Preferred Directors will be up for election in 2025 and the other Preferred Director will be up for election in 2026.

Holders of shares of the Series A Preferred Shares will also vote separately as a class on any matter that materially and adversely affects any preference, right or power of holders of the Series A Preferred Shares.

See “Description of Our Series A Preferred Shares — Voting Rights” in this prospectus.

Conversion Rights	The Series A Preferred Shares have no conversion rights.

Redemption and Paying Agent

We intend to enter into an amendment to our Transfer Agency Agreement with SS&C GIDS, Inc., or the “Redemption and Paying Agent.” Under this amendment, the Redemption and Paying Agent will serve as transfer agent and registrar, dividend disbursing agent and redemption and paying agent with respect to the Series A Preferred Shares. Investing in the Series A Preferred Shares involves risks. You should carefully consider the information set forth under the caption “Risk Factors” before deciding to invest in our common stock.

U.S. Federal Income Taxes

We have elected to be treated and intend to qualify annually for U.S. federal income tax purposes as a RIC, beginning with our tax year ending September 30, 2024.

As a RIC, we generally are not required to pay U.S. federal income taxes on any ordinary income or capital gains that we receive from our portfolio investments and distribute to holders of our common stock. To qualify as a RIC and maintain our RIC status, we must meet specific source-of-income and asset diversification requirements and distribute in each of our taxable years at least 90% of the sum of our investment company taxable income and net tax-exempt interest, if any, to holders of our common stock. If, in any year, we fail to qualify as a RIC under U.S. federal income tax laws, we would be taxed as an ordinary corporation. In such circumstances, we could be required to recognize unrealized gains, pay substantial taxes, and make substantial distributions before re-qualifying as a RIC that is accorded special tax treatment. Prospective investors are urged to consult their own tax advisors regarding the tax implications associated with acquiring holding and disposing of an investment in the Series A Preferred Shares in light of their personal investment circumstances. See “U.S. Federal Income Tax Matters.”

Risk Factors	Investing in the Series A Preferred Shares involves risks. You should carefully consider the information set forth under the caption “Risk Factors” in this prospectus before deciding to invest in the Series A Preferred Shares.

Available Information

We are required to file periodic reports, proxy statements and other information with the SEC. This information is available on the SEC’s website at www.sec.gov. This information is available free of charge on our website, at www.soundpointmeridiancap.com, or by writing us at Sound Point Meridian Capital, Inc., 375 Park Avenue, 34th Floor, New York, NY 10152, Attention: Investor Relations, or by telephone at (212) 895-2293.

Risk Factors [Table Text Block]

Summary Risk Factors

The value of our assets, as well as the market price of the Series A Preferred Shares, will fluctuate. Our investments should be considered risky, and you may lose all or part of your investment in us. Investors should consider their financial situation and needs, other investments, investment goals, investment experience, time horizons, liquidity needs, and risk tolerance before investing in the Series A Preferred Shares. An investment in the Series A Preferred Shares may be speculative in that it involves a high degree of risk and should not be considered a complete investment program. We are designed primarily as a long-term investment vehicle, and our securities are not an appropriate investment for a short-term trading strategy. We can offer no assurance that returns, if any, on our investments will be commensurate with the risk of investment in us, nor can we provide any assurance that enough appropriate investments that meet our investment criteria will be available.

The following is a summary of certain principal risks of an investment in us. See “Risk Factors” for a more complete discussion of the risks of investing in the Series A Preferred Shares, including certain risks not summarized below.

●	Limited Prior Operating History. We were formed in May 2022 and commenced operations on June 13, 2024, and are therefore subject to all of the business risks and uncertainties associated with any new business, including the risk that we will not achieve our investment objective and that the value of your investment could decline substantially.

●	Key Personnel Risk. We are dependent upon the key personnel of the Adviser for our future success.

●	Conflicts of Interest Risk. Our executive officers and directors, and the Adviser and certain of its affiliates and their officers and employees, including the Investment Team, have several conflicts of interest as a result of the other activities in which they engage. See “Conflicts of Interest.”

●	Interest Rate Risk. The price of certain of our investments may be significantly affected by changes in interest rates. In the event of a significant rising interest rate environment and/or economic downturn, loan defaults may increase and result in credit losses, which may adversely affect our cash flow, fair value of our assets and operating results.

●	Prepayment Risk. The assets underlying the CLO securities in which we intend to invest are subject to prepayment by the underlying corporate borrowers. In addition, the CLO securities and related investments in which we intend to invest are subject to prepayment risk. If we or a CLO collateral manager are unable to reinvest prepaid amounts in a new investment with an expected rate of return at least equal to that of the investment repaid, our investment performance will be adversely impacted.

●

Benchmark Interest Rate Risk. The CLO debt securities in which we typically invest earn interest at, and obtain financing at, a floating rate, which has traditionally been based on the London Interbank Offered Rate (“LIBOR”). After June 30, 2023, all tenors of LIBOR have either ceased to be published or, in the case of 1-month, 3-month and 6-month U.S. dollar LIBOR settings, are no longer being published on a representative basis. As a result, the relevant credit markets have transitioned away from LIBOR to other benchmarks. The primary replacement rate for U.S. dollar LIBOR for loans and CLO debt securities is the Secured Overnight Financing Rate (“SOFR”), which measures the cost of overnight borrowings through repurchase agreement transactions collateralized by U.S. Treasury securities. As of January 1, 2022, all new issue CLO securities utilize SOFR as the LIBOR replacement rate. For CLOs issued prior to 2022, the use of LIBOR is being phased out as loan portfolios transition to utilizing the SOFR. As of the date hereof, certain legacy CLOs and senior secured loans have already transitioned to utilizing SOFR-based interest rates, but not all CLO debt securities have transitioned to such replacement rate. The ongoing risks associated with transitioning from LIBOR to term SOFR or an alternative benchmark rate may be difficult to assess or predict. To the extent that the rate utilized for senior secured loans held by a CLO differs from the rate utilized in calculating interest on the debt securities issued by the CLO, there is a basis risk between the two rates (e.g., SOFR or another benchmark rate or the 1-month term SOFR rate and the 3-month term SOFR rate). This means the CLO could experience an interest rate mismatch between its assets and liabilities, which could have an adverse impact on the cash flows distributed to CLO equity investors as well as our net investment income and portfolio returns until such mismatch is corrected or minimized, if at all, which would be expected to occur when both the underlying senior secured loans and the CLO securities utilize the same benchmark index rate. At this time, it is not possible to predict the full effects of the phasing out of LIBOR on U.S. senior secured loans, on CLO debt securities, and on the underlying assets of the specific CLOs in which we intend to invest.

●	Liquidity Risk. The market for CLO securities is more limited than the market for certain other credit-related investments. As such, we may not be able to sell investments in CLO securities quickly, or at all. If we are able to sell such investments, the prices we receive may not reflect our assessment of their fair value or the amount paid for such investments by us.

●	Incentive Fee Risk. Our incentive fee structure and the formula for calculating the fee payable to the Adviser may incentivize the Adviser to pursue speculative investments and use leverage in a manner that adversely impacts our performance. In view of the catch-up provision applicable to income incentive fees under the Investment Advisory Agreement, the Adviser could potentially receive a significant portion of the increase in our investment income attributable to a general increase in interest rates.

●	Subordinated Securities. CLO equity and junior debt securities that we may acquire are subordinated to more senior tranches of CLO debt. CLO equity and junior debt securities are subject to greater risk of default relative to the holders of senior priority interests in the same CLO based on the structural subordination of the tranches of CLO securities.

●	High-Yield Investment Risk. The CLO equity securities that we intend to acquire are typically unrated and are therefore considered speculative with respect to timely payment of interest and repayment of principal. The senior secured loans held as collateral by CLOs are also typically higher-yield, sub-investment grade investments. Investing in CLO equity and junior debt securities and other high-yield investments involves greater credit and liquidity risk than investment grade obligations, which may adversely impact our performance.

●	Risks of Investing in CLOs and Other Structured Finance Securities. CLOs and other structured finance securities are generally backed by pools of loans and other credit assets as collateral. Accordingly, CLO and structured finance securities present risks similar to those of other types of credit investments, including default (credit), interest rate, and prepayment risks. In addition, CLOs and other structured finance securities are often governed by a complex series of legal documents and contracts, which may increase the risk of dispute over the interpretation and enforceability of such documents relative to other types of investments or limit the ability of an investor to enforce its rights and pursue remedies. There is also a risk that the trustee of a CLO does not properly carry out its duties to the CLO, potentially resulting in loss to the CLO.

●	Leverage Risk. The use of leverage, whether directly through borrowing by us or indirectly through investments such as CLO equity securities that also involve leverage, may magnify our risk of loss. CLO equity and junior debt securities are very highly leveraged (with CLO equity securities typically being leveraged nine to 13 times), and therefore the CLO securities that we intend to invest in are subject to a higher degree of loss since the use of leverage magnifies losses.

●	Credit Risk. If CLO securities that we invest in, an underlying loan owned by any such CLO, or any other credit investment in our portfolio declines in price or the obligor fails to pay principal, interest or other return when due because the issuer or debtor, as the case may be, experiences a decline in its financial performance or has other credit related issues, our income, NAV, and/or market price would be adversely impacted.

●	Fair Valuation of Our Portfolio Investments. Generally, there is a more limited public market for the CLO investments we target. As a result, we value these securities at least quarterly, or more frequently as may be required from time to time, at fair value. Our determinations of the fair value of our investments have a material impact on our net earnings through the recording of unrealized appreciation or depreciation of investments and may cause our NAV on a given date to understate or overstate, possibly materially, the value that we may ultimately realize on one or more of our investments.

●	Limited Investment Opportunities Risk. The market for CLO securities is more limited than the market for other credit-related investments. We can offer no assurances that sufficient investment opportunities for our capital will be available.

●	Non-Diversification Risk. We are a non-diversified investment company under the 1940 Act and may hold a narrower range of investments than a diversified fund under the 1940 Act.

●	Market and Recessionary Risk. Political, regulatory, economic and social developments, and developments in the United States and globally, that impact specific economic sectors, industries, or segments of the market can affect the value of our investments. A disruption or downturn in the capital markets and the credit markets could impair our ability to raise capital, reduce the availability of suitable investment opportunities for us, or adversely and materially affect the value of our investments, any of which would negatively affect our business.

●	Loan Accumulation Facilities Risk. We may invest in loan accumulation facilities, which are short to medium term debt facilities, often provided by the bank that will serve as placement agent or arranger on a CLO transaction, which acquire loans on an interim basis that are expected to form part of the portfolio of a future CLO. Investments in loan accumulation facilities have risks similar to those applicable to investments in CLOs. Leverage is typically utilized in such a facility and as such the potential risk of loss will be increased for such facilities employing leverage. In the event a planned CLO is not consummated, or the loans are not eligible for purchase by the CLO, we may be responsible for either holding or disposing of the loans. This could expose us primarily to credit and/or mark-to-market losses, and other risks.

●	Currency Risk. Although we intend to primarily make investments denominated in U.S. dollars, we may make investments denominated in other currencies. Our investments denominated in currencies other than U.S. dollars will be subject to the risk that the value of such currency will decrease in relation to the U.S. dollar.

●	Hedging Risk. Hedging transactions seeking to reduce risks may result in poorer overall performance than if we had not engaged in such hedging transactions, and they may also not properly hedge our risks.

●	Reinvestment Risk. CLOs will typically generate cash from asset repayments and sales that may be reinvested in substitute assets, subject to compliance with applicable investment tests. If the CLO collateral manager causes the CLO to purchase substitute assets at a lower yield than those initially acquired (for example, during periods of loan compression or as may be required to satisfy a CLO’s covenants) or sale proceeds are maintained temporarily in cash, it would reduce the excess interest-related cash flow, thereby having a negative effect on the fair value of our assets and the market value of our securities. In addition, the reinvestment period for a CLO may terminate early, which would cause the holders of the CLO’s securities to receive principal payments earlier than anticipated. There can be no assurance that we will be able to reinvest such amounts in an alternative investment that provides a comparable return relative to the credit risk assumed.

●	Refinancing Risk. If we incur debt financing and subsequently refinance such debt, the replacement debt may be at a higher cost and on less favorable terms and conditions. If we fail to extend, refinance, or replace such debt financings prior to their maturity on commercially reasonable terms, our liquidity will be lower than it would have been with the benefit of such financings, which would limit our ability to grow.

●	Tax Risk. If we fail to qualify for tax treatment as a RIC under Subchapter M of the Code for any reason, or become subject to corporate income tax, the resulting corporate taxes could substantially reduce our net assets, as well as the amount of income available for distributions, and the amount of such distributions, to our common stockholders and for payments to the holders of our other equity securities or obligations, including the Series A Preferred Shares.

●	Derivatives Risk. Derivative instruments in which we may invest may be volatile and involve various risks different from, and in certain cases greater than, the risks presented by other instruments. The primary risks related to Derivative Transactions include counterparty, correlation, liquidity, leverage, volatility, and OTC trading risks. In addition, a small investment in derivatives could have a large potential impact on our performance, imposing a form of investment leverage on our portfolio. In certain types of Derivative Transactions, we could lose the entire amount of our investment; in other types of Derivative Transactions, the potential loss is theoretically unlimited.

●	Counterparty Risk. We may be exposed to counterparty risk, which could make it difficult for us or the CLOs in which we invest to collect on obligations, thereby resulting in potentially significant losses.

●	Global Economy Risk. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region, or financial market.

●	Risks Relating to an Investment in the Series A Preferred Shares.

●	Prior to this offering, there has been no public market for the Series A Preferred Shares, and we cannot assure you that the market price of the Series A Preferred Shares will not decline following the offering.

●	A downgrade, suspension or withdrawal of the credit rating assigned by a rating agency to us or the Series A Preferred Shares, if any, or change in the debt markets could cause the liquidity or market value of the Series A Preferred Shares to decline significantly.

●	The Series A Preferred Shares are subject to a risk of early redemption, and holders may not be able to reinvest their funds.

●	Holders of the Series A Preferred Shares bear dividend risk.

●	There is a risk of delay in our redemption of the Series A Preferred Shares, and we may fail to redeem such securities as required by their terms.

●	A liquid secondary trading market may not develop for the Series A Preferred Shares.

●	Increases in market yields would result in a decline in the price of the Series A Preferred Shares.

Our Corporate Information

Our offices are located at 375 Park Avenue, 34th Floor, New York, NY 10152, and our telephone number is (212) 895-2293.

Limited Prior Operating History. [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

●	Limited Prior Operating History. We were formed in May 2022 and commenced operations on June 13, 2024, and are therefore subject to all of the business risks and uncertainties associated with any new business, including the risk that we will not achieve our investment objective and that the value of your investment could decline substantially.

Key Personnel Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
●	Key Personnel Risk. We are dependent upon the key personnel of the Adviser for our future success.

Conflicts Of Interest Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

●	Conflicts of Interest Risk. Our executive officers and directors, and the Adviser and certain of its affiliates and their officers and employees, including the Investment Team, have several conflicts of interest as a result of the other activities in which they engage. See “Conflicts of Interest.”

Interest Rate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

●	Interest Rate Risk. The price of certain of our investments may be significantly affected by changes in interest rates. In the event of a significant rising interest rate environment and/or economic downturn, loan defaults may increase and result in credit losses, which may adversely affect our cash flow, fair value of our assets and operating results.

Prepayment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

●	Prepayment Risk. The assets underlying the CLO securities in which we intend to invest are subject to prepayment by the underlying corporate borrowers. In addition, the CLO securities and related investments in which we intend to invest are subject to prepayment risk. If we or a CLO collateral manager are unable to reinvest prepaid amounts in a new investment with an expected rate of return at least equal to that of the investment repaid, our investment performance will be adversely impacted.

Benchmark Interest Rate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

●

Benchmark Interest Rate Risk. The CLO debt securities in which we typically invest earn interest at, and obtain financing at, a floating rate, which has traditionally been based on the London Interbank Offered Rate (“LIBOR”). After June 30, 2023, all tenors of LIBOR have either ceased to be published or, in the case of 1-month, 3-month and 6-month U.S. dollar LIBOR settings, are no longer being published on a representative basis. As a result, the relevant credit markets have transitioned away from LIBOR to other benchmarks. The primary replacement rate for U.S. dollar LIBOR for loans and CLO debt securities is the Secured Overnight Financing Rate (“SOFR”), which measures the cost of overnight borrowings through repurchase agreement transactions collateralized by U.S. Treasury securities. As of January 1, 2022, all new issue CLO securities utilize SOFR as the LIBOR replacement rate. For CLOs issued prior to 2022, the use of LIBOR is being phased out as loan portfolios transition to utilizing the SOFR. As of the date hereof, certain legacy CLOs and senior secured loans have already transitioned to utilizing SOFR-based interest rates, but not all CLO debt securities have transitioned to such replacement rate. The ongoing risks associated with transitioning from LIBOR to term SOFR or an alternative benchmark rate may be difficult to assess or predict. To the extent that the rate utilized for senior secured loans held by a CLO differs from the rate utilized in calculating interest on the debt securities issued by the CLO, there is a basis risk between the two rates (e.g., SOFR or another benchmark rate or the 1-month term SOFR rate and the 3-month term SOFR rate). This means the CLO could experience an interest rate mismatch between its assets and liabilities, which could have an adverse impact on the cash flows distributed to CLO equity investors as well as our net investment income and portfolio returns until such mismatch is corrected or minimized, if at all, which would be expected to occur when both the underlying senior secured loans and the CLO securities utilize the same benchmark index rate. At this time, it is not possible to predict the full effects of the phasing out of LIBOR on U.S. senior secured loans, on CLO debt securities, and on the underlying assets of the specific CLOs in which we intend to invest.

Liquidity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

●	Liquidity Risk. The market for CLO securities is more limited than the market for certain other credit-related investments. As such, we may not be able to sell investments in CLO securities quickly, or at all. If we are able to sell such investments, the prices we receive may not reflect our assessment of their fair value or the amount paid for such investments by us.

Incentive Fee Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

●	Incentive Fee Risk. Our incentive fee structure and the formula for calculating the fee payable to the Adviser may incentivize the Adviser to pursue speculative investments and use leverage in a manner that adversely impacts our performance. In view of the catch-up provision applicable to income incentive fees under the Investment Advisory Agreement, the Adviser could potentially receive a significant portion of the increase in our investment income attributable to a general increase in interest rates.

Subordinated Securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

●	Subordinated Securities. CLO equity and junior debt securities that we may acquire are subordinated to more senior tranches of CLO debt. CLO equity and junior debt securities are subject to greater risk of default relative to the holders of senior priority interests in the same CLO based on the structural subordination of the tranches of CLO securities.

High Yield Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

●	High-Yield Investment Risk. The CLO equity securities that we intend to acquire are typically unrated and are therefore considered speculative with respect to timely payment of interest and repayment of principal. The senior secured loans held as collateral by CLOs are also typically higher-yield, sub-investment grade investments. Investing in CLO equity and junior debt securities and other high-yield investments involves greater credit and liquidity risk than investment grade obligations, which may adversely impact our performance.

Risks Of Investing In C L Os And Other Structured Finance Securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

●	Risks of Investing in CLOs and Other Structured Finance Securities. CLOs and other structured finance securities are generally backed by pools of loans and other credit assets as collateral. Accordingly, CLO and structured finance securities present risks similar to those of other types of credit investments, including default (credit), interest rate, and prepayment risks. In addition, CLOs and other structured finance securities are often governed by a complex series of legal documents and contracts, which may increase the risk of dispute over the interpretation and enforceability of such documents relative to other types of investments or limit the ability of an investor to enforce its rights and pursue remedies. There is also a risk that the trustee of a CLO does not properly carry out its duties to the CLO, potentially resulting in loss to the CLO.

Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

●	Leverage Risk. The use of leverage, whether directly through borrowing by us or indirectly through investments such as CLO equity securities that also involve leverage, may magnify our risk of loss. CLO equity and junior debt securities are very highly leveraged (with CLO equity securities typically being leveraged nine to 13 times), and therefore the CLO securities that we intend to invest in are subject to a higher degree of loss since the use of leverage magnifies losses.

Credit Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

●	Credit Risk. If CLO securities that we invest in, an underlying loan owned by any such CLO, or any other credit investment in our portfolio declines in price or the obligor fails to pay principal, interest or other return when due because the issuer or debtor, as the case may be, experiences a decline in its financial performance or has other credit related issues, our income, NAV, and/or market price would be adversely impacted.

Fair Valuation Of Our Portfolio Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

●	Fair Valuation of Our Portfolio Investments. Generally, there is a more limited public market for the CLO investments we target. As a result, we value these securities at least quarterly, or more frequently as may be required from time to time, at fair value. Our determinations of the fair value of our investments have a material impact on our net earnings through the recording of unrealized appreciation or depreciation of investments and may cause our NAV on a given date to understate or overstate, possibly materially, the value that we may ultimately realize on one or more of our investments.

Limited Investment Opportunities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

●	Limited Investment Opportunities Risk. The market for CLO securities is more limited than the market for other credit-related investments. We can offer no assurances that sufficient investment opportunities for our capital will be available.

Non Diversification Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
●	Non-Diversification Risk. We are a non-diversified investment company under the 1940 Act and may hold a narrower range of investments than a diversified fund under the 1940 Act.

Market And Recessionary Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

●	Market and Recessionary Risk. Political, regulatory, economic and social developments, and developments in the United States and globally, that impact specific economic sectors, industries, or segments of the market can affect the value of our investments. A disruption or downturn in the capital markets and the credit markets could impair our ability to raise capital, reduce the availability of suitable investment opportunities for us, or adversely and materially affect the value of our investments, any of which would negatively affect our business.

Loan Accumulation Facilities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

●	Loan Accumulation Facilities Risk. We may invest in loan accumulation facilities, which are short to medium term debt facilities, often provided by the bank that will serve as placement agent or arranger on a CLO transaction, which acquire loans on an interim basis that are expected to form part of the portfolio of a future CLO. Investments in loan accumulation facilities have risks similar to those applicable to investments in CLOs. Leverage is typically utilized in such a facility and as such the potential risk of loss will be increased for such facilities employing leverage. In the event a planned CLO is not consummated, or the loans are not eligible for purchase by the CLO, we may be responsible for either holding or disposing of the loans. This could expose us primarily to credit and/or mark-to-market losses, and other risks.

Currency Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

●	Currency Risk. Although we intend to primarily make investments denominated in U.S. dollars, we may make investments denominated in other currencies. Our investments denominated in currencies other than U.S. dollars will be subject to the risk that the value of such currency will decrease in relation to the U.S. dollar.

Hedging Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

●	Hedging Risk. Hedging transactions seeking to reduce risks may result in poorer overall performance than if we had not engaged in such hedging transactions, and they may also not properly hedge our risks.

Reinvestment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

●	Reinvestment Risk. CLOs will typically generate cash from asset repayments and sales that may be reinvested in substitute assets, subject to compliance with applicable investment tests. If the CLO collateral manager causes the CLO to purchase substitute assets at a lower yield than those initially acquired (for example, during periods of loan compression or as may be required to satisfy a CLO’s covenants) or sale proceeds are maintained temporarily in cash, it would reduce the excess interest-related cash flow, thereby having a negative effect on the fair value of our assets and the market value of our securities. In addition, the reinvestment period for a CLO may terminate early, which would cause the holders of the CLO’s securities to receive principal payments earlier than anticipated. There can be no assurance that we will be able to reinvest such amounts in an alternative investment that provides a comparable return relative to the credit risk assumed.

Refinancing Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

●	Refinancing Risk. If we incur debt financing and subsequently refinance such debt, the replacement debt may be at a higher cost and on less favorable terms and conditions. If we fail to extend, refinance, or replace such debt financings prior to their maturity on commercially reasonable terms, our liquidity will be lower than it would have been with the benefit of such financings, which would limit our ability to grow.

Tax Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

●	Tax Risk. If we fail to qualify for tax treatment as a RIC under Subchapter M of the Code for any reason, or become subject to corporate income tax, the resulting corporate taxes could substantially reduce our net assets, as well as the amount of income available for distributions, and the amount of such distributions, to our common stockholders and for payments to the holders of our other equity securities or obligations, including the Series A Preferred Shares.

Derivatives Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

●	Derivatives Risk. Derivative instruments in which we may invest may be volatile and involve various risks different from, and in certain cases greater than, the risks presented by other instruments. The primary risks related to Derivative Transactions include counterparty, correlation, liquidity, leverage, volatility, and OTC trading risks. In addition, a small investment in derivatives could have a large potential impact on our performance, imposing a form of investment leverage on our portfolio. In certain types of Derivative Transactions, we could lose the entire amount of our investment; in other types of Derivative Transactions, the potential loss is theoretically unlimited.

Counterparty Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

●	Counterparty Risk. We may be exposed to counterparty risk, which could make it difficult for us or the CLOs in which we invest to collect on obligations, thereby resulting in potentially significant losses.

Global Economy Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

●	Global Economy Risk. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region, or financial market.

Risks Relating To An Investment In The Series A Preferred Shares [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

●	Risks Relating to an Investment in the Series A Preferred Shares.

●	Prior to this offering, there has been no public market for the Series A Preferred Shares, and we cannot assure you that the market price of the Series A Preferred Shares will not decline following the offering.

●	A downgrade, suspension or withdrawal of the credit rating assigned by a rating agency to us or the Series A Preferred Shares, if any, or change in the debt markets could cause the liquidity or market value of the Series A Preferred Shares to decline significantly.

●	The Series A Preferred Shares are subject to a risk of early redemption, and holders may not be able to reinvest their funds.

●	Holders of the Series A Preferred Shares bear dividend risk.

●	There is a risk of delay in our redemption of the Series A Preferred Shares, and we may fail to redeem such securities as required by their terms.

●	A liquid secondary trading market may not develop for the Series A Preferred Shares.

●	Increases in market yields would result in a decline in the price of the Series A Preferred Shares.

Our Corporate Information

Our offices are located at 375 Park Avenue, 34th Floor, New York, NY 10152, and our telephone number is (212) 895-2293.